CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions		Total ARD Finance S.A. USD ($)	Total USD ($)	Foreign currency translation reserve ARD Finance S.A. USD ($)	Foreign currency translation reserve USD ($)	Cash flow hedge reserve ARD Finance S.A. USD ($)	Cash flow hedge reserve USD ($)	Cost of hedging reserve ARD Finance S.A. USD ($)	Cost of hedging reserve USD ($)	Retained earnings ARD Finance S.A. USD ($)	[1]	Retained earnings USD ($) [1]	Non-controlling interests USD ($)	ARD Finance S.A. USD ($)	EUR (€)	USD ($)
Ending balance at Dec. 31, 2015			$ (2,585)		$ 283		$ (2)					$ (2,866)	$ 3			$ (2,582)	[2]
Profit/(loss) for the year			(172)									(172)			€ (155)	(172)	[3],[4]
Other comprehensive (expense)/income			(93)		63		(35)					(121)				(93)	[4]
Return of capital to parent company			(303)									(303)				(303)
Ending balance at Dec. 31, 2016			(3,153)		346		(37)					(3,462)	3			(3,150)	[2]
Profit/(loss) for the year			38									38	3		31	41	[3],[4]
Other comprehensive (expense)/income			(345)		(390)		5					40	3			(342)	[4]
Share issuance by subsidiary			421									421	(98)			323
Dividends paid			(4)									(4)	(8)			(12)
Non-controlling interest in disposed business													(2)			(2)
Ending balance at Dec. 31, 2017			(3,043)		(44)		(32)					(2,967)	(99)			(3,142)	[2]
Profit/(loss) for the year															€ (226)	(263)
Other comprehensive (expense)/income																176
Ending balance at Dec. 31, 2018			(3,124)		123		(72)		$ 31			(3,206)	(116)			(3,240)
Beginning balance at Jan. 02, 2018	[5]		(3,028)		(44)		(48)		18			(2,954)	(99)			(3,127)
Profit/(loss) for the year			(256)									(256)	(7)			(263)
Other comprehensive (expense)/income		$ 170		$ 167		$ (14)		$ 13		$ 4				$ 170
Hedging gains transferred to cost of inventory			(10)				(10)									(10)
Dividends paid by subsidiary to non-controlling interest													(10)			(10)
Ending balance at Dec. 31, 2018			$ (3,124)		$ 123		$ (72)		$ 31			$ (3,206)	$ (116)			$ (3,240)

[1]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 has been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements.
[2]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[3]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[4]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[5]	Retained earnings at January 1, 2018 have been re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve has been re-presented by $16 million, and a cost of hedging reserve has been re-presented to $18 million. Please refer to Note 2 for further details in respect of the impact of these recently adopted accounting standards